RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 3,401	$ 2,589
Post-employment benefits	134	83
Termination benefits	0	1,379
Share-based compensation	12,370	10,819
Total compensation	$ 15,905	$ 14,870